INTANGIBLE ASSETS - Intangible Asset Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquired Indefinite-lived Intangible Assets [Line Items]
Total intangible assets	$ 6,591	$ 6,156
Total accumulated amortization	(6,140)	(5,909)
Total net book value	451	247
Amortization of intangible assets	200	100
Software
Acquired Indefinite-lived Intangible Assets [Line Items]
Total intangible assets	2,200	1,765
Total accumulated amortization	(1,749)	(1,518)
Intellectual property
Acquired Indefinite-lived Intangible Assets [Line Items]
Total intangible assets	3,857	3,857
Total accumulated amortization	(3,857)	(3,857)
Website and mobile application
Acquired Indefinite-lived Intangible Assets [Line Items]
Total intangible assets	534	534
Total accumulated amortization	$ (534)	$ (534)